Investment Strategy - Elfun Tax-Exempt Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in investment-grade municipal obligations. Under normal circumstances, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, manages the Fund so that at least 80% of the Fund's income is exempt from both regular federal income taxes and the federal alternative minimum tax. The Adviser seeks to identify debt securities that they believe have desirable characteristics for the Fund such as: •attractive yields and prices; •the potential for income generation; •the potential for capital appreciation; and/or •reasonable credit quality. The Adviser may consider selling a security when one of these characteristics no longer applies, when valuation becomes excessive, or when more attractive alternatives are identified. The Fund generally will have an effective duration of 75% to 125% of the duration of the Bloomberg U.S. Municipal Bond Index. As of February 28, 2026, the effective duration of the Bloomberg U.S. Municipal Bond Index was 6.61 years. Duration is a measure of a bond price's sensitivity to a given change in interest rates. The Fund also may invest to a lesser extent in tax-free or taxable money market instruments and may hold cash. The Fund also may invest up to 10% of its net assets in high yield securities (also known as below investment-grade bonds or “junk bonds”). The Fund considers a bond to be “high yield” if the middle rating of Fitch Ratings, Inc. (“Fitch”), Moody's Investor Services, Inc. (“Moody's”) and S&P Global Ratings (“S&P”) (each, an “NRSRO”) is below investment-grade. If fewer than three of these NRSROs have rated the bond, the Fund will consider the bond to be “high yield” if it is rated below investment-grade by at least one of these NRSROs, or if unrated, determined to be of comparable quality by the Adviser. The Adviser may also use various types of derivative instruments (such as options, futures and options on futures) to manage yield, duration and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments. The Fund may also invest in repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, municipal obligations, floating rate and variable rate instruments, zero-coupon obligations, mortgage-related securities, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies (including those advised by the Adviser), including exchange-traded funds (“ETFs”), to the extent permitted by applicable law. The Fund also may lend its securities. The Bloomberg U.S. Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.